Consolidated Statements of Stockholders` Equity (Deficit) (USD $)	Series C Convertible Preferred Stock [Member] USD ($)	Series A-1 Preferred Stock [Member]	Series 1 Convertible Preferred Stock [Member]	Preferred Stock [Member] USD ($)	Common Stock [Member] USD ($)	Retained Earnings [Member] USD ($)	Accumulated Other Comprehensive Income (Loss) [Member] USD ($)	Total USD ($)
Balances at Dec. 31, 2011	$ 4,993,728			$ 9,838,569	$ 49,546,135	$ (56,395,235)	$ 62,573	$ 8,045,770
Balances (in Shares) at Dec. 31, 2011	3,233,734	2,937,500			418,746
Restricted stock issued for services, net of forfeitures
Restricted stock issued for services, net of forfeitures (in Shares)					621
Stock-based compensation					387,892			387,892
Net loss						(8,176,662)		(8,176,662)
Translation adjustment							142,056	142,056
Balances at Dec. 31, 2012	4,993,728			9,838,569	49,934,027	(64,571,897)	204,629	399,056
Balances (in Shares) at Dec. 31, 2012	3,233,734	2,937,500			419,367
Stock-based compensation					321,223			321,223
Net loss						(16,266,272)		(16,266,272)
Translation adjustment							(201,975)	(201,975)
Share round-ups in reverse stock split
Share round-ups in reverse stock split (in Shares)					704
Exchange of Series A-1 Convertible Preferred Stock, convertible promissory notes and warrants for common stock, Series 1 Convertible Preferred Stock and warrants				5,188,175	5,150,712			10,338,887
Exchange of Series A-1 Convertible Preferred Stock, convertible promissory notes and warrants for common stock, Series 1 Convertible Preferred Stock and warrants (in Shares)		(2,937,500)	2,987.0168		1,067,317
Issuance of common stock, Series 1 Convertible Preferred Stock and warrants for cash, net of offering costs of $2,791,359				1,746,989	7,220,102			8,967,091
Issuance of common stock, Series 1 Convertible Preferred Stock and warrants for cash, net of offering costs of $2,791,359 (in Shares)			646.0351		5,893,750
Redemption of Series B convertible preference shares of subsidiary					1,123,200			1,123,200
Conversion of Series 1 Convertible Preferred Stock into common stock				(3,178,071)	3,178,071
Conversion of Series 1 Convertible Preferred Stock into common stock (in Shares)			(688.3439)		1,731,421
Extinguishment of Series C convertible preference shares and accumulated other comprehensive income on liquidation of subsidiary	(4,993,728)						(2,654)	(4,996,382)
Extinguishment of Series C convertible preference shares and accumulated other comprehensive income on liquidation of subsidiary (in Shares)	(3,233,734)
Accretion on Series 1 Convertible Preferred Stock associated with beneficial conversion feature					(898,623)			(898,623)
Balances at Dec. 31, 2013				$ 13,595,662	$ 66,028,712	$ (80,838,169)		$ (1,213,795)
Balances (in Shares) at Dec. 31, 2013			2,944.7080		9,112,559